Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Pay						Performance
	PEO (1)				Average of other NEOs (2)
Year	Summary Compensation Table Total (Steele)	Summary Compensation Table Total (Little)	Compensation Actually Paid (Steele)	Compensation Actually Paid (Little)	Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income
2025	$873,607	—	$736,107	—	$769,914	$659,914	$$11.64	$11,879,000
2024	$662,670	—	$662,670	—	$660,934	$486,273	$$17.71	$(31,882,115)
2023	$313,183	$1,142,100	$313,183	$416,549	$647,574	$496,048	$$98.97	$(3,048,000)
(1)	For 2025, 2024 and Apr. – Dec. 2023, Matthew B. Steele was the Principal Executive Officer (“PEO”). For Jan. – Mar. 2023 the PEO was Richard H. Little.
(2)	The Non-PEO NEOs were, for the respective year(s): (a) Daniel P. Rohling and Walter R. Mayer for 2025 and 2024; and (b) Daniel P. Rohling, Walter R. Mayer and Leah R. Kasparek for 2023.

Named Executive Officers, Footnote
(1)	For 2025, 2024 and Apr. – Dec. 2023, Matthew B. Steele was the Principal Executive Officer (“PEO”). For Jan. – Mar. 2023 the PEO was Richard H. Little.
(2)	The Non-PEO NEOs were, for the respective year(s): (a) Daniel P. Rohling and Walter R. Mayer for 2025 and 2024; and (b) Daniel P. Rohling, Walter R. Mayer and Leah R. Kasparek for 2023.

Non-PEO NEO Average Total Compensation Amount	$ 769,914	$ 660,934	$ 647,574
Non-PEO NEO Average Compensation Actually Paid Amount	$ 659,914	486,273	496,048
Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Amount	$ 11.64	17.71	98.97
Net Income (Loss)	$ 11,879,000	(31,882,115)	(3,048,000)
PEO Name	Matthew B. Steele
Summary Compensation Table vs. Total Shareholder Return
Steele
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 873,607	662,670	313,183
PEO Actually Paid Compensation Amount	$ 736,107	$ 662,670	313,183
Little
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,142,100
PEO Actually Paid Compensation Amount			$ 416,549